`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     October 29, 2010

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	210,584

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2076    23943 SH       Sole                                      23943
AT&T Corp New                  COM              00206R102      625    21851 SH       Sole                                      21851
Abbott Laboratories            COM              002824100     3746    71711 SH       Sole                                      71711
Advantage Oil & Gas LTD Com NP COM              00765F101      221    35045 SH       Sole                                      35045
Altria Group Inc               COM              02209S103      429    17845 SH       Sole                                      17845
Apple Computers                COM              037833100     3473    12240 SH       Sole                                      12240
Arena Pharmaceuticals Com      COM              040047102       33    21181 SH       Sole                                      21181
Berkshire Hathaway Inc Del Cl  COM              084670108     1992       16 SH       Sole                                         16
Berkshire Hathaway Inc Del Cl  COM              084670702    15533   187865 SH       Sole                                     187865
Boston Scientific Corp         COM              101137107       66    10725 SH       Sole                                      10725
Bristol Myers Squibb           COM              110122108      283    10435 SH       Sole                                      10435
Campbell Str Alloc Lp Unit L P COM              134441104      227       92 SH       Sole                                         92
Cel-Sci Corp Com New           COM              150837409        6    10000 SH       Sole                                      10000
Chesapeake Energy Corp Com     COM              165167107      293    12930 SH       Sole                                      12930
ChevronTexaco Corp Com         COM              166764100     9195   113445 SH       Sole                                     113445
Coca-Cola                      COM              191216100     5131    87678 SH       Sole                                      87678
Colgate Palmolive              COM              194162103     5167    67231 SH       Sole                                      67231
ConocoPhillips Com             COM              20825C104     4248    73964 SH       Sole                                      73964
Dell Computer                  COM              24702R101      852    65724 SH       Sole                                      65724
Diageo P L C Spnsrd Adr New    COM              25243Q205     2753    39896 SH       Sole                                      39896
Duke Energy Corp               COM              26441c105      544    30697 SH       Sole                                      30697
Enterprise Gp Hldgs Lp Unit Lp COM              293716106      693    11810 SH       Sole                                      11810
Exxon Mobil Corp Com           COM              30231G102    12538   202919 SH       Sole                                     202919
Fifth Third Bancorp Com        COM              316773100      127    10518 SH       Sole                                      10518
General Dynamics Corp Com      COM              369550108     1094    17415 SH       Sole                                      17415
General Electric Co            COM              369604103      355    21864 SH       Sole                                      21864
Genzyme Corp Com Genl Div      COM              372917104      256     3611 SH       Sole                                       3611
Home Depot                     COM              437076102     3904   123219 SH       Sole                                     123219
Hugoton Rty Tr Tex Unit Ben In COM              444717102      254    12725 SH       Sole                                      12725
International Pwr Group Com    COM              46018A100        0    11525 SH       Sole                                      11525
Johnson & Johnson              COM              478160104    10171   164154 SH       Sole                                     164154
Kinder Morgan Mgmt Llc Shs     COM              49455U100     7654   127042 SH       Sole                                     127042
Lowes Cos Inc Com              COM              548661107     1370    61471 SH       Sole                                      61471
Mcdonalds                      COM              580135101     4396    59002 SH       Sole                                      59002
Microsoft                      COM              594918104     3404   138976 SH       Sole                                     138976
Nasdaq 100 Tr Unit Ser 1       COM              73935A104    14904   303737 SH       Sole                                     303737
Natural Resource Prtnr Com Uni COM              63900P103      227     8465 SH       Sole                                       8465
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      208     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     4473   166577 SH       Sole                                     166577
Pace Oil & Gas Ltd Com NPV     COM              69374D104       94    12420 SH       Sole                                      12420
Penn West Energy Tr Tr Unit    COM              707885109      251    12530 SH       Sole                                      12530
Pepsico                        COM              713448108     4778    71921 SH       Sole                                      71921
Pfizer                         COM              717081103     6217   362100 SH       Sole                                     362100
Philip Morris Intl Inc Com     COM              718172109     7935   141643 SH       Sole                                     141643
Proctor & Gamble               COM              742718109     6152   102592 SH       Sole                                     102592
Progress Energy Inc            COM              743263105      355     7988 SH       Sole                                       7988
Proshares Tr Ultra QQQ Pshs    COM              74347R206      474     7155 SH       Sole                                       7155
Proshares Tr Ultra S&P 500     COM              74347R107      766    19465 SH       Sole                                      19465
Provident Energy Tr Unit       COM              74386K104      737   104410 SH       Sole                                     104410
Sanofi-Aventis Sponsored ADR   COM              80105N105     4997   150275 SH       Sole                                     150275
Sirius Satellite Radio Com     COM              82967N108       82    68289 SH       Sole                                      68289
United States Natl Gas Unit    COM              912318102      208    33735 SH       Sole                                      33735
Vanguard Intl Eqty Idx Emr Mkt COM              922042858    18780   413117 SH       Sole                                     413117
Vanguard World Fds Utilities E COM              92204A876      925    13920 SH       Sole                                      13920
Verizon Communications Com     COM              92343V104     1621    49746 SH       Sole                                      49746
Wal-Mart Stores Inc            COM              931142103     2087    39003 SH       Sole                                      39003
Walgreens, Inc.                COM              931422109     1307    39003 SH       Sole                                      39003
iShares Tr Msci Val Idx        COM              464288877     1079    22170 SH       Sole                                      22170
iShares Tr S&P Gbl Energy      COM              464287341     9222   272366 SH       Sole                                     272366
iShares Tr S&P Midcap Value    COM              464287705     2969    41750 SH       Sole                                      41750
iShares Tr S&P Smlcp Value     COM              464287879    16627   267443 SH       Sole                                     267443